Employee benefits (Post-Employment)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee benefits (Post-Employment)
23.	Employee benefits (Post-Employment)

	2018	2017
Liabilities
Petros Pension Plan	–	10,728
Petros Pension Plan - Renegotiated	7,152	–
Petros Pension Plan - Non-renegotiated	2,880	–
Petros 2 Pension Plan	411	260
AMS Medical Plan	12,236	10,802
Other plans	71	40
Total	22,750	21,830

Current	810	844
Non-current	21,940	20,986
Total	22,750	21,830

23.1.	Pension Plans

The Company’s post-retirement plans are managed by Fundação Petrobras de Seguridade Social (Petros Foundation), which was established by Petrobras as a nonprofit legal entity governed by private law with administrative and financial autonomy.

a)	Petros Plan

The Petros Plan was established by Petrobras in July 1970 as a defined-benefit pension plan and currently provides post-retirement benefits for employees of Petrobras and Petrobras Distribuidora S.A., in order to complement government social security benefits. The Petros Plan has been closed to new participants since September 2002.

Petros Foundation performs an annual actuarial review of its costs using the capitalization method for most benefits. The employers (sponsors) make regular contributions in amounts equal to the contributions of the participants (active employees, assisted employees and retired employees), on a parity basis.

On February 15, 2018, the the Superintendency of Post-retirement Benefits (PREVIC) authorized the split of Petros Plan into two new separate plans: Petros Plan –Renegotiated (PPR) and Petros Plan – Non-renegotiated (PPNR). The Petros Plan split has been in place since April 1, 2018.

As of December 31, 2018, the balance of the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Foundation in 2008 is US$ 3,268. The TFC is a financial commitment agreement to cover obligations under the pension plans (PPR and PPNR), which amounts are due in 20 years, with 6% p.a. semiannual coupon payments based on the updated balance. The Company has provided crude oil and oil products pledged as security for the TFC totaling US$ 4,496.

The employers’ expected contributions to such plans for 2019 are US$ 197. Interest payments on TFC are expected to reach US$ 195. Estimated costs amounting to US$ 838 will be recognized within the income statement ratably over the year (increase in the present value of the defined benefit).

The average durations of the actuarial liability related to the plans, as of December 31, 2018, are 13.08 and 11.69 years, respectively (12.51 years as of December 31, 2017 for the former Petros Plan).

Deficit settlement plan – Petros Plan

The Petros Plan has a deficit settlement plan (PED) in place due to its accumulated deficit until 2015. This deficit, updated by interest and inflation, reached US$ 8,253 at December 31, 2017.The PED was approved by the Executive Council of Petros Foundation on September 12, 2017 and assessed by the Company and the SEST.

Additional contributions from participants and sponsors commenced in March 2018. Certain participants appealed before the judiciary and have had their contributions suspended based on judicial injunctions. In these cases, the Company has not paid its parity contributions. In 2018, the Company made contributions amounting to US$ 166 with respect of contributions under the PED.

Pursuant to relevant regulation, the sponsors and participants will cover this deficit based on their respective proportions of regular contributions (parity basis).

The deficit of Petros Plan was transferred to PPR and PPNR on April 1, 2018.

Split of Petros Plan

This split arose from the renegotiation procedures held in 2006-2007 period and in 2012, when 75% of the participants accepted the option to change to a model that sets forth solely inflation indexation on the annual adjustment of their benefits. The other participants’ benefits remained adjusted by the same rate as the Petrobras’ workforce had their salaries adjusted.

Assets and actuarial liability of Petros plan were transferred to the new plans based on future commitments on a participant basis. As there were no changes in post-retirement benefits rules, the actuarial liabilities of these plans were reviewed only during the annual actuarial assumptions review carried out in December 2018.

The movement of these events is shown below:

				Consolidated
				2018
	Petros	Petros Renegotiated	Petros Non- renegotiated	Total
Changes in the present value of obligations
Obligations at the beginning of 2018	25,081	-	-	25,081
Interest expense	591	-	-	591
Current service cost	23	-	-	23
Contributions paid by participants	86	-	-	86
Benefits paid	(500)	-	-	(500)
Cumulative Translation Adjustment	(124)	-	-	(124)
Balance at March 31, 2018	25,157	-	-	25,157
Transfer due to split of Petros plan	(25,157)	18,940	6,217	-
Current interest cost	-	1,144	374	1,518
Current service cost	-	53	7	60
Contributions paid by participants	-	219	69	288
Benefits Paid	-	(881)	(788)	(1,669)
Remeasurement: Experience (gains) / losses *	-	(1,295)	(30)	(1,325)
Remeasurement: (gains) / losses - demographic assumptions	-	6	71	77
Remeasurement: (gains) / losses - financial assumptions	-	1,206	336	1,542
Cumulative Translation Adjustment	-	(2,704)	(883)	(3,587)
Obligations at the end of the year of December 31, 2018	-	16,688	5,373	22,061
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	-	-	14,353
Interest income	336	-	-	336
Contributions paid by the sponsor (Company)	93	-	-	93
Contributions paid by participants	86	-	-	86
Benefits Paid	(500)	-	-	(500)
Cumulative Translation Adjustment	(69)	-	-	(69)
Balance at March 31, 2018	14,299	-	-	14,299
Transfer due to split of Petros plan	(14,299)	10,786	3,513	-
Interest income	-	653	211	864
Contributions paid by the sponsor (Company)	-	229	74	303
Contributions paid by participants	-	219	69	288
Term of financial commitment (TFC) paid by the Company	-	141	54	195
Benefits Paid	-	(881)	(788)	(1,669)
Remeasurement: Return on plan assets due to lower interest income	-	(71)	(153)	(224)
Cumulative Translation Adjustment	-	(1,539)	(488)	(2,027)
Fair value of plan assets at the end of the year of December 31, 2018	-	9,537	2,492	12,029
Amounts recognized in the Statement of Financial Position
Present value of obligations	-	16,688	5,373	22,061
( -) Fair value of plan assets	-	(9,537)	(2,492)	(12,029)
Net actuarial liability as of December 31,	-	7,151	2,881	10,032
Changes in the net actuarial liability
Balance as of January 1,	10,728	-	-	10,728
Remeasurement effects recognized in OCI **	-	(12)	531	519
Current service cost	23	53	7	83
Net interest on liabilities / (assets)	255	1,144	374	1,773
Contributions paid	(93)	(229)	(74)	(396)
Payments related to Term of financial commitment (TFC)	-	(141)	(54)	(195)
Transfer due to spin-off	(10,858)	8,155	2,703	-
Cumulative Translation Adjustment	(55)	(1,818)	(607)	(2,480)
Balance at December 31, 2018	-	7,152	2,880	10,032

(*) It includes the effect of the extraordinary contributions of the participants related to the deficit with the Petros plan, as set out in note 23.

(**) Other Comprehensive Income

b)	Petros 2 Plan

Petros 2 Plan was established in July 2007 by Petrobras and certain subsidiaries as a variable contribution plan recognizing past service costs for contributions for the period from August 2002 to August 29, 2007. The Petros 2 Plan currently provides post-retirement benefits for employees of Petrobras, Petrobras Distribuidora S.A., Stratura Asfaltos, Termobahia, Termomacaé, Transportadora Brasileira Gasoduto Brasil-Bolívia S.A. – TBG, Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível and Araucária Nitrogenados. The plan is open to new participants although there will no longer be payments relating to past service costs.

Certain elements of the Petros 2 Plan have defined benefit characteristics, primarily the coverage of disability and death risks and the guarantee of minimum defined benefit and lifetime income. These actuarial commitments are treated as defined benefit components of the plan and are accounted for by applying the projected unit credit method. Contributions paid for actuarial commitments that have defined contribution characteristics are accrued monthly in the statement of income and are intended to constitute a reserve for programmed retirement. The contributions for the portion of the plan with defined contribution characteristics were US$ 248 in 2018.

The defined benefit portion of the contributions was suspended from July 1, 2012 to June 30, 2019, as determined by the Executive Council of Petros Foundation, based on advice of the actuarial consultants from Petros Foundation. Therefore, the entire contributions are being applied to the individual accounts of plan participants.

For 2019, the employers’ expected contributions to the defined contribution portion of the plan are US$255. Estimated costs amounting to US$ 80 will be recognized within the income statement ratably over the year (increase in the present value of the defined benefit).

The average duration of the actuarial liability related to the plan, as of December 31, 2018 is 42.48 years (43.53 at December 31, 2017).

c)	Petros 3 Plan

On December 18, 2018, the Board of Directors approved a proposal for a new pension plan with defined contribution characteristics to be offered. Its adhesion is voluntary to the participants of Petros Plan –Renegotiated and Petros Plan – Non-renegotiated.

The migration to this new plan will only be possible after the proposal review and approval by all relevant bodies. The proposal has already been approved by the Petros Deliberative Council and the Petrobras Board of Directors and is awaiting approval from PREVIC and SEST.

The participants’ new benefit will be recalculated based on future commitments on a participant basis at the time of migration. Therefore, each participant will have an individual account, and the amount of the retirement benefit will depend on the accumulated balance, being recalculated annually in connection with the return on plan assets.

23.2.	Other plans

The Company also sponsors other pension and health care plans of certain of its Brazilian and international subsidiaries. Most of these plans are unfunded and their assets are held in trusts, foundations or similar entities governed by local regulations.

23.3.	Pension Plans assets

Pension plans assets follow a long term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually. Petros uses an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters, simulating a 30-year period.

	PPR		PPNR		Petros plan 2
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
Fixed-income	50%	100%	45%	100%	55%	70%
Variable-income	-	25%	-	30%	5%	12%
Structured investments	-	4%	-	4%	-	6%
Real estate properties	-	12%	-	12%	-	2%
Loans to participants	-	8%	-	8%	2%	5%
Investments abroad	-	-	-	-	-	5%

The pension plan assets by type of asset are set out as follows:

				2018		2017

Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value(*)%
Receivables	-	1,087	1,087	9%	1,139	8%
Fixed income	6,522	1,239	7,761	61%	8,686	58%
Government bonds	6,522	-	6,522	-	6,744	-
Fixed income funds	-	940	940	-	1,815	-
Other investments	-	299	299	-	9	-
Variable income	2,081	127	2,208	17%	3,162	21%
Common and preferred shares	2,081	-	2,081	-	2,877	-
Other investments	-	127	127	-	285	-
Structured investments	-	237	237	2%	373	2%
Real estate properties	-	829	829	7%	1,045	7%
	8,603	3,519	12,122	96%	14,405	96%
Loans to participants	-	533	533	4%	620	4%
Total	8,603	4,052	12,655	100%	15,025	100%

(*) Amounts reclassified for comparative purposes.

As of December 31, 2018, the investment portfolio included debentures of US$ 11, Company’s common shares in the amount of US$ 3 and real estate properties leased by the Company in the amount of US$ 344.

Loans to participants are measured at amortized cost, which is considered to be an appropriate estimate of fair value.

The Company has improved its monitoring model over Petros Foundation, mainly through the enhancement on internal controls over investment portfolio and the establishment of specific committees to provide technical advisory for the members indicated by the Company to the Executive and Fiscal Councils of Petros Foundation, in accordance with relevant regulation establishing practices to be performed by the Board of Directors and Executive Officers of the sponsors.

23.4.	Medical Benefits: Health Care Plan - Assistência Multidisciplinar de Saúde (“AMS”)

Petrobras, Petrobras Distribuidora S.A., Petrobras Transporte S.A. – Transpetro, Petrobras Biocombustível, Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG and Termobahia operate a medical benefit plan for their employees in Brazil (active and retired) and their dependents: the AMS health care plan. The plan is managed by the Company based on a self-supporting benefit assumption and includes health prevention and health care programs. The plan is mainly exposed to the risk of an increase in medical costs due to new technologies, new types of coverage and to a higher level of usage of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

The employees make fixed monthly contributions to cover high-risk procedures and variable contributions for a portion of the cost of the other procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines in registered drugstores throughout Brazil. There are no health care plan assets.

Benefits are paid and recognized by the Company based on the costs incurred by the participants, of which the Company satisfies 70% of these costs as governed by the collective bargaining agreement.

The average duration of the actuarial liability related to this health care plan, as of December 31, 2018, is 22.24 years (22.08 as of December 31, 2017).

CGPAR resolutions

On January 18, 2018, the Inter-ministerial Commission for Corporate Governance and Administration of Participations of the Union (CGPAR), through CGPAR Resolutions 22 and 23, established guidelines and parameters of governance and cost limits to health care plans operated by state-owned companies.

The main objective of the resolutions is to make feasible the sustainability and the economic, financial and actuarial balance of the health plans operated by state-owned companies.

The company has up to 48 months to adjust the AMS health plan to this new regulation provisions and is assessing the financial impacts it may cause, including among others, a possible decrease in its actuarial liability following the parity basis of contribution, between the Company and the participants, determined by this rule.

23.5.	Net actuarial liabilities and expenses calculated by independent actuaries and fair value of plans assets

a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2018

	Pension Plans		Medical Plan

	Petros plans (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	887	10,802	85	36,855
Interest expense	2,111	77	927	4	3,119
Current service cost	83	33	155	7	278
Contributions paid by participants	374	–	–	–	374
Benefits paid	(2,173)	(35)	(456)	(3)	(2,667)
Remeasurement: Experience (gains) / losses (**)	(1,373)	8	(115)	–	(1,480)
Remeasurement: (gains) / losses - demographic assumptions	80	–	176	–	256
Remeasurement: (gains) / losses - financial assumptions	1,577	165	2,412	(2)	4,152
Others	–	–	–	34	34
Cumulative Translation Adjustment	(3,699)	(139)	(1,665)	(13)	(5,516)
Obligations at the end of the year	22,061	996	12,236	112	35,405
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	627	–	45	15,025
Interest income	1,203	54	–	–	1,257
Contributions paid by the sponsor (Company)	278	–	321	–	599
Contributions paid by participants	374	–	–	–	374
Term of financial commitment (TFC) paid by the Company	223	–	–	–	223
Benefits Paid	(2,401)	(38)	(504)	(3)	(2,946)
Remeasurement: Return on plan assets due to lower interest income	(233)	35	–	(4)	(202)
Others	–	–	–	3	3
Cumulative Translation Adjustment	(1,768)	(93)	183	–	(1,678)
Fair value of plan assets at the end of the year	12,029	585	–	41	12,655
Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	996	12,236	112	35,405
( -) Fair value of plan assets	(12,029)	(585)	–	(41)	(12,655)
Net actuarial liability as of December 31,	10,032	411	12,236	71	22,750
Changes in the net actuarial liability
Balance as of January 1,	10,728	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	517	138	2,473	2	3,130
Costs incurred in the period	991	56	1,082	11	2,140
Current service cost	908	23	927	4	1,862
Contributions paid	(278)	–	(321)	–	(599)
Payments related to Term of financial commitment (TFC)	(223)	–	–	–	(223)
Others	–	–	–	31	31
Cumulative Translation Adjustment	(2,611)	(66)	(2,727)	(17)	(5,421)
Balance as of December 31,	10,032	411	12,236	71	22,750

(*) It includes the changes in Petros plan, PPR and PPNR plans.

(**) It includes additional contributions of participants regarding the deficit settlement plan as set out in note 23.1.

	2017

	Pension Plan		Medical Plan

	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,872	678	11,214	78	37,842
Interest expense:	2,776	72	1,222	10	4,080
Term of financial commitment (TFC)	325	–	–	–	325
Actuarial	2,451	72	1,222	10	3,755
Current service cost	89	44	161	4	298
Contributions paid by participants	68	–	–	–	68
Benefits paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Experience (gains) / losses (*)	(2,755)	61	(520)	7	(3,207)
Remeasurement: (gains) / losses - demographic assumptions	22	(30)	(63)	(9)	(80)
Remeasurement: (gains) / losses - financial assumptions	1,293	113	(567)	7	846
Others	–	–	–	(6)	(6)
Cumulative Translation Adjustment	(379)	(17)	(179)	(3)	(578)
Obligations at the end of the year	25,081	887	10,802	85	36,855
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,120	385	–	40	15,545
Interest income	1,609	40	–	3	1,652
Contributions paid by the sponsor (Company)	230	–	467	2	699
Contributions paid by participants	68	–	–	–	68
Term of financial commitment (TFC) paid by the Company	223	–	–	–	223
Benefits Paid	(1,905)	(34)	(466)	(3)	(2,408)
Remeasurement: Return on plan assets due to lower interest income	(786)	249	–	4	(533)
Others	–	–	–	–	–
Cumulative Translation Adjustment	(206)	(13)	(1)	(1)	(221)
Fair value of plan assets at the end of the year	14,353	627	–	45	15,025
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	887	10,802	85	36,855
( -) Fair value of plan assets	(14,353)	(627)	–	(45)	(15,025)
Net actuarial liability as of December 31,	10,728	260	10,802	40	21,830
Changes in the net actuarial liability
Balance as of January 1,	10,752	293	11,214	38	22,297
Remeasurement effects recognized in other comprehensive income	(654)	(105)	(1,150)	1	(1,908)
Costs incurred in the period	1,256	76	1,383	11	2,726
Contributions paid	(230)	–	(467)	(2)	(699)
Payments related to Term of financial commitment (TFC)	(223)	–	–	–	(223)
Others	–	–	–	(6)	(6)
Cumulative Translation Adjustment	(173)	(4)	(178)	(2)	(357)
Balance as of December 31,	10,728	260	10,802	40	21,830

(*) It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1.

b)	Defined benefit costs from continuing operations

	2018

				Pension Plans	Medical Plan

	Petros plan	PPR	PPNR	Petros 2	AMS	Other Plans	Total
Service cost	21	51	6	31	147	5	261
Interest on net liabilities (assets)	240	467	152	22	871	5	1,757
Net expenses for the year	261	518	158	53	1,018	10	2,018

Related to active employees:
Included in the cost of sales	46	94	23	29	235	–	427
Operating expenses in statement of income	17	38	9	14	105	7	190
Related to retirees	198	386	126	10	678	3	1,401
Net expenses for the year	261	518	158	53	1,018	10	2,018

					2017

		Pension Plans	Medical Plan

	Petros Plans	Petros 2	AMS	Other Plans	Total
Service cost	86	40	151	4	281
Interest on net liabilities (assets)	1,107	32	1,142	7	2,288
Net expenses for the year	1,193	72	1,293	11	2,569

Related to active employees:
Included in the cost of sales	236	40	263	–	539
Operating expenses in statement of income	95	20	114	10	239
Related to retirees	862	12	916	1	1,791
Net expenses for the year	1,193	72	1,293	11	2,569

					2016

		Pension Plans	Medical Plan

	Petros Plans	Petros 2	AMS	Other Plans	Total
Service cost	75	21	124	18	238
Interest on net liabilities (assets)	902	10	1,040	4	1,956
Net expenses for the year	977	31	1,164	22	2,194

Related to active employees:
Included in the cost of sales	256	18	287	2	563
Operating expenses in statement of income	105	9	135	19	268
Related to retirees	616	4	742	1	1,363
Net expenses for the year	977	31	1,164	22	2,194

c)	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Medical Cost
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,714)	3,889	(1,498)	1,869	1,994	(1,005)
Current Service cost and interest cost	13	140	(74)	89	248	(117)

d)	Actuarial assumptions

2018

Assumptions	PPR	PPNR	Petros 2	AMS

Discount rate - (real rate)(1)	9.11%	9.08%	9.22%	9.16%

Nominal discount rate (real rate + inflation) (2)	For 2019: 5.55%	For 2019: 5.40%	For 2019: 7.28%	according to security plan
	As of 2020: 5.33%	As of 2020: 5.24%	As of 2020: 6.84%

Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	12.03% to 4% p.a.

Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2017 (bidecremental)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)

Disability table	American group	American group	American group reduced by 40%	American group

Mortality table for disabled participants	AT-49 male	AT-49 male	IAPB 1957 strong	AT-49 male

Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

2017

Assumptions		Petros plan	Petros 2	AMS

Discount rate - (real rate)(1)		9.52%	9.63%	9.59%

Nominal discount rate (real rate + inflation) (2)		5.19%	6.59%	according to security plan

Expected changes in medical and hospital costs (3)		n/a	n/a	11.3% to 4.5% p.a.

Mortality table		EX-PETROS 2013 (bidecremental)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)

Disability table		American group	American group reduced by 40%	American group

Mortality table for disabled participants		AT-49 male	IAPB 1957 strong	AT-49 male

Age of retirement		Male, 57 years / Female, 56 years	1st eligibility	Male, 57 years / Female, 56 years

(1) Inflation reflects market projections: 4.01% for 2019 and converging to 4% in 2026 onwards.

(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.

(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

e)	Expected maturity analysis of pension and medical benefits

	2018
	Pension Plan			Medical Plan
	PPR	PPNR	Petros 2	AMS	Other plans	Total
Up to 1 Year	1,278	476	34	417	4	2,209
1 To 2 Years	1,163	409	33	439	3	2,047
2 To 3 Years	1,137	390	32	458	3	2,020
3 To 4 Years	1,108	372	32	476	3	1,991
Over 4 Years	12,002	3,726	865	10,446	99	27,138
Total	16,688	5,373	996	12,236	112	35,405

23.6.	Other defined contribution plans

Petrobras, through its subsidiaries in Brazil and abroad, also sponsors other defined contribution pension plans for employees. Contributions paid amounting to US$ 3 in 2018 were recognized in the statement of income.